Stock Based Compensation (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 14, 2022 shares	Dec. 10, 2021 shares	Mar. 16, 2021 shares	Feb. 12, 2021 shares	May 10, 2019 shares	Sep. 14, 2018 shares	Dec. 31, 2022 USD ($) director $ / shares shares	Dec. 31, 2021 USD ($) director $ / shares shares	Dec. 31, 2020 USD ($) director shares	Dec. 31, 2019 shares	Aug. 02, 2019 shares
Stock Based Compensation
Average price of shares issued | $ / shares							$ 69.59	$ 72.19
Maximum number of shares that may be granted							1,000,000				1,000,000
Number of directors who elected to receive their compensation in shares | director							0	0	0
Restricted shares
Stock Based Compensation
Shares granted	100,000
Average price of shares issued | $ / shares							$ 54.40	$ 66.00
Shares issued and outstanding							0	19,300
Common stock
Stock Based Compensation
Contractual obligation for any stock to be granted | $							$ 0
General and administrative expense
Stock Based Compensation
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses | $							$ 6,000	$ 15,300	$ 1,200
Manager's employees
Stock Based Compensation
Shares granted		10,000
Number of cancelled shares							224
Manager's employees | Vesting on december 31, 2021
Stock Based Compensation
Shares granted			40,000
Shares vested			10,000
Number of cancelled shares			1,050
Manager's employees | Restricted shares
Stock Based Compensation
Shares granted					137,944
Shares vested							19,076
Number of cancelled shares								1,685	714	4,168
Manager's employees | Restricted shares | Vesting on december 31, 2019
Stock Based Compensation
Shares vested					66,888	149,386
Manager's employees | Restricted shares | Vesting on december 31, 2021
Stock Based Compensation
Shares vested			9,650			149,388		64,489
Executive officers
Stock Based Compensation
Shares granted				110,000
Executive officers | Restricted shares
Stock Based Compensation
Shares granted		110,000			35,714	298,774